Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis [Line Items]
Public Warrants	$ 62,100
Private Placement Warrants	81,195
Contingent consideration	1,849	$ 1,503
Total liabilities		2,852
Derivatives		1,349
Level I [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis [Line Items]
Public Warrants	62,100
Private Placement Warrants
Contingent consideration
Total liabilities
Derivatives
Level II [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis [Line Items]
Public Warrants
Private Placement Warrants
Contingent consideration
Total liabilities
Derivatives
Level III [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities which are measured at fair value on a recurring basis [Line Items]
Public Warrants
Private Placement Warrants	81,195
Contingent consideration	$ 1,849	1,503
Total liabilities		2,852
Derivatives		$ 1,349